SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

Schedule II

IAC/INTERACTIVECORP AND SUBSIDIARIES

VALUATION AND QUALIFYING ACCOUNTS

	Balance at
	Beginning	Charges to		Charges to				Balance at
Description	of Period	Earnings		Other Accounts		Deductions		End of Period

	(In thousands)
2020
Allowance for credit losses	$20,257	$80,765	(a)	$(52)		$(73,316)	(c)	$27,654
Revenue reserves	3,891	110,796	(b)	—		(112,625)	(d)	2,062
Deferred tax valuation allowance	92,990	11,623	(e)	9,071	(f)	—		113,684
Other reserves	5,060							8,054
2019
Allowance for credit losses	$16,344	$65,723	(a)	$247		$(62,057)	(c)	$20,257
Revenue reserves	1,792	114,005	(b)	(2)		(111,904)	(d)	3,891
Deferred tax valuation allowance	86,778	7,813	(g)	(1,601)	(f)	—		92,990
Other reserves	4,726							5,060
2018
Allowance for credit losses	$9,075	$48,362	(a)	$(451)		$(40,642)	(c)	$16,344
Revenue reserves	1,635	87,803	(b)	(5)		(87,641)	(d)	1,792
Deferred tax valuation allowance	91,040	(2,056)	(h)	(2,206)	(f)	—		86,778
Other reserves	—							4,726
(a)	Additions to the allowance for credit losses are charged to expense.
(b)	Additions to the revenue reserves are charged against revenue.
(c)	Write-off of fully reserved accounts receivable.
(d)	Amount is primarily related to write-off of revenue reserve at ANGI primarily related to credits granted to service professionals.
(e)	Amount is primarily related to impairments of certain equity securities without readily determinable fair values.
(f)	Amount is primarily related to currency translation adjustments on foreign NOLs.
(g)	Amount is primarily related to an increase in foreign NOLs partially offset by a net decrease in unbenefited capital losses.
(h)	Amount is primarily related to an expired tax credit.